Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

	Six months ended June 30,
	2024	2023
Realized gain on FLNG Hilli’s oil derivative instrument	36,656	36,156
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	24,719	42,066
Realized gain on FLNG Hilli’s gas derivative instrument	9,162	25,681
Realized gain on oil and gas derivative instruments, net	70,537	103,903

Unrealized gain/(loss) on FLNG Hilli’s oil derivative instrument (note 16)	15,092	(74,840)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 16)	(5,294)	(94,642)
Unrealized MTM adjustment on commodity swap derivatives	(23,700)	(22,175)
Unrealized loss on oil and gas derivative instruments	(13,902)	(191,657)

Realized and unrealized gain/(loss) on oil and gas derivative instruments	56,635	(87,754)